Loans and other financial assets at amortized cost, and loans and receivables_Changes in allowances for credit losses on other financial assets (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (67,941,000,000)	₩ (58,998,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0
Transfer to lifetime expected credit losses	0	0
Transfer to credit-impaired financial assets	0	0
Net provision of allowance for credit losses	(6,061,000,000)	(38,299,000,000)
Charge off	2,506,000,000	28,200,000,000
Disposal	1,685,000,000	1,265,000,000
Business combination	(7,669,000,000)
Others	341,000,000	(109,000,000)
Ending balance	(77,139,000,000)	(67,941,000,000)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(3,469,000,000)	(2,955,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(207,000,000)	(150,000,000)
Transfer to lifetime expected credit losses	116,000,000	105,000,000
Transfer to credit-impaired financial assets	19,000,000	6,509,000,000
Net provision of allowance for credit losses	802,000,000	(6,583,000,000)
Charge off	0	0
Disposal	0	0
Business combination	(401,000,000)
Others	(56,000,000)	(395,000,000)
Ending balance	(3,196,000,000)	(3,469,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(1,971,000,000)	(1,832,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	198,000,000	139,000,000
Transfer to lifetime expected credit losses	(43,000,000)	(416,000,000)
Transfer to credit-impaired financial assets	159,000,000	304,000,000
Net provision of allowance for credit losses	(9,000,000)	(166,000,000)
Charge off	0	0
Disposal	0	1,000,000
Business combination	0
Others	0	(1,000,000)
Ending balance	(1,666,000,000)	(1,971,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(62,501,000,000)	(54,211,000,000)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	9,000,000	11,000,000
Transfer to lifetime expected credit losses	(73,000,000)	311,000,000
Transfer to credit-impaired financial assets	(178,000,000)	(6,813,000,000)
Net provision of allowance for credit losses	(6,854,000,000)	(31,550,000,000)
Charge off	2,506,000,000	28,200,000,000
Disposal	1,685,000,000	1,264,000,000
Business combination	(7,268,000,000)
Others	397,000,000	287,000,000
Ending balance	₩ (72,277,000,000)	₩ (62,501,000,000)